Leases and Commitments - Future financial liability obligations (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023		$ 118,860
2024		88,760
Total future financial liability obligations	$ 178,000	$ 207,620